Financial Risk Factors and Risk Management - Liquidity Risk Management (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Factors and Risk Management
Maximum borrowing capacity	€ 1,150	€ 1,200
Commercial paper, outstanding	498	498
Borrowings	6,150	€ 9,385
Sustainability linked revolving credit facility
Financial Risk Factors and Risk Management
Maximum borrowing capacity			€ 3,000
Money market loans
Financial Risk Factors and Risk Management
Borrowings	€ 1,000